SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Product Warranty (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Product Warranty
Warranty accrual reversals	$ 0.1	$ 0.0	$ 0.1
Minimum
Product Warranty
Warranty period	1 year
Period after sales to provide limited warranty services	2 years
Maximum
Product Warranty
Warranty period	2 years